Debt Disclosure (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Bank Borrowings

Bank borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Short-term bank borrowings	50,000	50,000	7,272
Long-term bank borrowings, current portion	70,289	75,284	10,950

	120,289	125,284	18,222
Long-term bank borrowings, non-current portion	187,638	112,000	16,290

Total bank borrowings	307,927	237,284	34,512

Secured Short Term Bank Borrowings

Bank borrowings as of December 31, 2017 and 2018 were secured by the following:

December 31, 2017

Short-term bank borrowings	Secured by
(RMB)
50,000	Secured by restricted cash of RMB50,809.

50,000

Long-term bank borrowings (including current portion)	Secured by
(RMB)
158,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB344,932 and RMB16,818, respectively (Note 8/Note 10).
99,927	Unsecured borrowings.

257,927

December 31, 2018 Short-term bank borrowings	Secured by
(RMB)
50,000	Secured by restricted cash of RMB60,796 (US$8,842).

50,000

Long-term bank borrowings (including current portion)	Secured by
(RMB)
138,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB286,596 (US$41,683) and RMB16,403 (US$2,386), respectively (Note 8/Note 10).
49,284	Unsecured borrowings

187,284

Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable and bank borrowings (Note 13) in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2019	125,284	18,222
2020	2,091,460	304,190
2021	39,000	5,672
2022	40,500	5,890
2023 thereafter	—	—